Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Variable Rate Senior Loan Interests–82.98%(b)(c)
Aerospace & Defense–3.77%
Brown Group Holding LLC
Incremental Term Loan B-2 (TSFR1M + 3.75%)	7.84%	07/01/2029		$ 6,035	$ 6,007,791

Term Loan B (1 mo. USD LIBOR + 2.50%)	6.57%	06/07/2028		14,017	13,741,870

Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	6.04%	10/25/2026		12,912	12,700,890

CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	5.51%	10/03/2026	EUR	12,104	9,861,856

Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	7.57%	04/08/2026		13,227	12,754,187

Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	7.57%	04/08/2026		7,105	6,850,711

Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	8.16%	04/30/2028		2,967	2,945,242

Greenrock Finance, Inc.
Delayed Draw Term Loan (TSFR1M + 4.35%)	7.89%	04/12/2029		1,188	1,168,293

Term Loan B (TSFR1M + 4.25%)	7.90%	04/12/2029		2,574	2,531,301

KKR Apple Bidco LLC
First Lien Term Loan (TSFR1M + 2.75%)	6.82%	09/22/2028		14,979	14,727,765

First Lien Term Loan (TSFR1M + 4.00%)	8.06%	09/22/2028		5,044	5,020,484

Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	9.82%	09/21/2029		2,336	2,254,938

Maxar Technologies Ltd. (Canada), Term Loan B	8.44%	06/09/2029		3,809	3,673,843

Peraton Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	11.65%	02/01/2029		9,237	8,835,275

Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. SOFR + 4.00%)	7.18%	02/10/2029		7,400	7,206,046

Spirit AeroSystems, Inc., First Lien Term Loan	8.72%	11/23/2027		1,905	1,884,042

TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	5.92%	05/30/2025		8,813	8,709,527

Term Loan F (1 mo. USD LIBOR + 2.25%)	5.92%	12/09/2025		11,484	11,336,404

					132,210,465

Air Transport–3.03%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.99%	04/20/2028		30,762	30,627,538

American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	5.79%	06/27/2025		11,433	10,946,657

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	8.78%	06/21/2027		19,098	19,671,028

PrimeFlight Aviation Services, Inc., Term Loan(d)	9.88%	05/09/2024		2,869	2,868,742

SkyMiles IP Ltd. (Delta Air Lines, Inc.), Term Loan (3 mo. USD LIBOR + 3.75%)	7.99%	10/20/2027		2,783	2,826,291

United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.11%	04/21/2028		25,039	24,797,667

WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	6.94%	12/11/2026		15,875	14,305,132

					106,043,055

Automotive–1.77%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	04/10/2028		16,199	16,028,834

Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	8.38%	04/06/2028		11,194	10,777,751

BCA Marketplace (United Kingdom)
Second Lien Term Loan B	9.19%	07/27/2029	GBP	5,046	2,604,737

Term Loan B	5.94%	07/28/2028	GBP	1,187	994,293

Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	3.52%	11/20/2028		3,098	2,974,039

Garrett Borrowing LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	7.67%	04/30/2028		1,400	1,389,405

Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	8.57%	11/09/2027		10,351	9,625,989

Mavis Tire Express Services TopCo L.P., Term Loan B (TSFR1M + 4.00%)	8.13%	05/04/2028		13,576	13,086,545

Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.25%)	7.32%	04/30/2026		3,912	3,860,276

Truck Hero, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	7.57%	01/31/2028		638	541,874

					61,883,743

Beverage & Tobacco–0.78%
Al Aqua Merger Sub, Inc., Term Loan B (e)	0.00%	07/31/2028		14,183	13,500,999

Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	7.17%	03/20/2024		5,604	5,105,195

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Beverage & Tobacco–(continued)
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	7.38%	03/31/2028		$ 13,604	$ 8,570,361

					27,176,555

Brokers, Dealers & Investment Houses–0.11%
AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (1 mo. USD LIBOR + 6.50%)	10.25%	08/05/2029		143	125,408

Zebra Buyer LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	6.68%	11/01/2028		3,820	3,778,399

					3,903,807

Building & Development–1.70%
Chariot Buyer LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	11/03/2028		5,170	4,857,190

Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	8.88%	04/01/2028		12,162	9,239,221

Fusilli HoldCo (Jersey), Term Loan B (3 mo. EURIBOR + 6.00%)	6.93%	10/12/2023	EUR	2,176	1,817,852

Icebox Holdco III, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.17%	12/22/2028		12,657	11,763,038

LBM Holdings LLC, Term Loan(e)	0.00%	12/17/2027		1	1,139

LHS Borrow LLC (Leaf Home Solutions), Term Loan B (TSFR1M + 4.75%)	8.94%	02/16/2029		12,879	10,464,159

Mayfair Mall LLC, Term Loan(d)	4.58%	04/20/2023		3,684	3,352,732

Oldcastle BuildingEnvelope, Inc., Term Loan B (TSFR1M + 4.50%)	8.15%	04/29/2029		7,435	6,876,042

Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	6.70%	02/01/2027		2,025	1,993,455

Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	06/11/2028		6,088	6,009,589

TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	7.73%	05/29/2026		3,394	3,301,103

					59,675,520

Business Equipment & Services–8.08%
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.82%	05/17/2028		4,035	3,776,373

Allied Universal Holdco LLC
Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	05/12/2028		986	934,327

Term Loan B (3 mo. EURIBOR + 3.75%)	5.24%	05/12/2028	EUR	1,869	1,823,176

Asurion LLC, Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	7.07%	11/03/2024		4,918	4,724,389

AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.25%)	8.11%	03/31/2028	EUR	1,000	880,176

Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	7.67%	05/22/2024		4,023	4,022,657

Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	10/30/2026		6,741	6,644,429

Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	10/30/2026		5,419	5,335,324

Checkout Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $11,551,828)(f)	11.57%	02/15/2023		11,668	9,451,109

PIK Term Loan, 9.50% PIK Rate, 5.07% Cash Rate (Acquired 02/15/2019-11/30/2022; Cost $579,193)(f)(g)	9.50%	08/15/2023		692	185,498

Term Loan (Acquired 09/01/2022; Cost $198,856)(d)(f)	1.00%	09/08/2029		199	198,856

Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	05/17/2028		9,724	8,629,692

Constant Contact
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	11.41%	02/15/2029		3,743	2,881,726

Term Loan B (1 mo. USD LIBOR + 4.00%)	7.91%	02/10/2028		10,775	9,554,072

Corp. Service Co., Term Loan B (1 mo. SOFR + 3.25%)	7.43%	08/08/2029		5,752	5,677,944

Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	9.25%	10/05/2028		6,287	5,124,022

Dakota Holding Corp.
First Lien Term Loan (TSFR1M + 3.75%)	7.84%	04/09/2027		8,040	7,623,260

Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.82%	04/07/2028		1,901	1,839,771

Dun & Bradstreet Corp. (The)
Incremental Term Loan B (TSFR1M + 3.25%)	7.31%	01/18/2029		2,827	2,793,186

Revolver Loan(d)(e)	0.00%	09/11/2025		13,818	13,543,554

Term Loan (1 mo. USD LIBOR + 3.25%)	7.29%	02/06/2026		10,728	10,604,712

Garda World Security Corp. (Canada)
Incremental Term Loan (TSFR1M + 4.25%)	8.53%	02/11/2029		5,354	5,137,146

Term Loan (1 mo. USD LIBOR + 4.25%)	8.93%	10/30/2026		15,251	14,690,146

GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.07%	05/12/2028		16,024	15,303,094

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)
Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	7.67%	06/30/2028		$ 515	$ 489,074

INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	7.80%	06/23/2024	GBP	15,251	17,003,099

iQor US, Inc.
Term Loan	11.57%	11/19/2024		11,533	11,493,185

Term Loan	11.57%	11/19/2025		15,415	11,715,043

Konecta (Kronosnet CX Bidco 2022, S.L.) (Spain), First Lien Term Loan (3 mo. EURIBOR + 5.75%)	7.25%	09/30/2029	EUR	1,192	1,146,873

Monitronics International, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 08/30/2019-01/28/2021; Cost $31,605,018)(f)	11.91%	03/29/2024		33,414	22,234,034

Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 04/27/2022; Cost $1,536,423)(d)(f)	10.41%	07/03/2024		1,533	1,456,174

Orchid Merger Sub II LLC, Term Loan B (TSFR1M + 4.75%)(d)	7.58%	07/27/2027		10,719	9,808,229

Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	6.50%	09/23/2026		2,229	2,201,214

Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	6.57%	11/08/2024		5,192	5,153,073

Sitel Worldwide Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.83%	08/28/2028		393	390,339

Skillsoft Corp., Term Loan B (TSFR1M + 4.75%)	9.16%	07/14/2028		4,142	3,466,274

Solera (Polaris Newco LLC), Term Loan B	8.18%	06/05/2028	GBP	1,512	1,642,053

Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	7.14%	03/04/2028		20,141	18,089,077

Tempo Acquisition LLC, Term Loan B (TSFR1M + 3.00%)	7.09%	08/31/2028		2,969	2,951,957

Thevelia (US) LLC, First Lien Term Loan B (TSFR1M + 4.00%)	7.70%	02/10/2029		6,408	6,028,550

Trans Union LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.25%)	6.32%	11/30/2028		6,511	6,412,205

Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	6.13%	03/19/2028		8,368	8,322,309

Virtusa Corp.
Incremental Term Loan B (TSFR1M + 3.75%)	7.94%	02/08/2029		4,247	4,138,564

Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	02/11/2028		2,651	2,579,072

WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	6.79%	08/04/2028		5,233	4,984,120

					283,083,157

Cable & Satellite Television–4.23%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%) (Acquired 03/22/2017-07/25/2022; Cost $21,569,218)(f)	6.83%	07/15/2025		21,743	21,416,604

Term Loan (3 mo. USD LIBOR + 2.75%) (Acquired 04/28/2020-09/15/2020; Cost $12,157,946)(f)	6.83%	01/31/2026		12,476	12,226,217

Atlantic Broadband Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	6.57%	09/01/2028		1,120	1,075,702

CSC Holdings LLC
Incremental Term Loan (TSFR1M + 2.25%)	6.12%	01/15/2026		3,125	2,986,775

Term Loan (TSFR1M + 2.25%)	6.12%	07/17/2025		17,654	16,956,270

Term Loan (TSFR1M + 2.50%)	6.37%	04/15/2027		568	534,407

Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	8.65%	08/14/2026		20,730	20,074,028

Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	7.77%	01/31/2026		23,461	22,552,006

UPC - LG, Term Loan AX (1 mo. USD LIBOR + 2.93%)	6.80%	01/31/2029		17,002	16,627,655

Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	6.37%	01/31/2028		16,483	16,101,752

Term Loan Q (1 mo. USD LIBOR + 3.25%)	7.12%	01/31/2029		12,851	12,631,541

Vodafone Ziggo - LG
Term Loan H (3 mo. EURIBOR + 3.00%)	3.76%	01/31/2029	EUR	3,000	2,931,511

Term Loan I(h)	–	04/30/2028		2,000	1,939,590

					148,054,058

Chemicals & Plastics–4.06%
AkzoNoble Chemicals, Term Loan (3 mo. USD LIBOR + 2.75%)	7.16%	10/01/2025		12,873	12,593,294

Aruba Investments, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	11.79%	11/24/2028		4,299	3,926,076

Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	8.83%	08/27/2026		8,115	7,793,229

BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)(d)	7.17%	09/29/2027		24,917	24,418,568

BES (Discovery Purchaser Corp.), Second Lien Term Loan (3 mo. SOFR + 4.37%)	7.96%	08/03/2029		3,018	2,765,070

Caldic (Pearls BidCo) (Netherlands), Term Loan B (TSFR1M + 4.00%)	7.84%	02/04/2029		1,275	1,204,448

Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.82%	12/01/2027		6,539	6,385,058

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Chemicals & Plastics–(continued)
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)	0.75%	09/21/2023	EUR	0	$ 213

PIK First Lien Term Loan B-2, 0.75% PIK Rate, 8.57% Cash Rate(g)	0.75%	09/21/2023		$ 10	7,587

PIK First Lien Term Loan, 0.75% PIK Rate, 5.75% Cash Rate(g)	0.75%	09/21/2023	EUR	6	4,373

PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 8.57% Cash Rate(g)	5.75%	09/21/2024		153	111,076

Term Loan B-6(h)	–	09/21/2023	EUR	0	65

Cyanco Intermediate 2 Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	7.57%	03/16/2025		2,867	2,766,315

Eastman Tire Additives (River Buyer, Inc.), Term Loan B (1 mo. USD LIBOR + 5.25%)	9.32%	11/01/2028		10,533	8,268,406

Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (TSFR1M + 3.75%)	7.67%	02/01/2029		4,118	3,863,414

Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	7.42%	12/31/2027		8,209	8,025,290

ICP Group Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	7.42%	12/29/2027		7,784	6,672,533

INEOS Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	01/29/2026		1,000	986,250

Ineos US Finance LLC, Term Loan	7.35%	03/25/2027		5,509	5,443,914

Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 3.93%)	5.12%	12/23/2027	EUR	14	12,370

Lummus Technology (Illuminate Buyer LLC), Term Loan B (1 mo. USD LIBOR + 3.75%)	7.57%	06/30/2027		7,916	7,620,563

Nobian Finance B.V., Term Loan B	5.40%	07/01/2026	EUR	6,100	5,693,693

Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.50%	11/03/2025		9,406	9,119,875

Tronox Finance LLC, Incremental Term Loan B (TSFR1M + 3.25%)	6.80%	03/03/2029		6,607	6,499,731

V Global Holdings LLC, Revolver Loan(d)(e)	0.00%	12/22/2025		756	726,049

Vertellus
Revolver Loan(d)	0.50%	12/22/2025		133	128,126

Term Loan B(d)	9.89%	12/22/2027		7,278	6,986,728

W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	7.44%	09/22/2028		10,308	10,148,437

					142,170,751

Clothing & Textiles–0.69%
ABG Intermediate Holdings 2 LLC
Second Lien Term Loan (TSFR1M + 6.00%)	10.19%	12/20/2029		2,770	2,575,886

Term Loan B-1 (TSFR1M + 3.50%)	7.69%	12/21/2028		15,382	14,907,551

BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. USD LIBOR + 3.25%)	7.69%	04/28/2028		6,839	6,607,115

					24,090,552

Conglomerates–0.34%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	6.82%	01/03/2029		3,575	3,547,909

Safe Fleet Holdings LLC
Incremental First Lien Term Loan (1 mo. SOFR + 5.00%)(d)	9.11%	02/23/2029		1,242	1,211,101

Term Loan B (TSFR1M + 3.75%)	7.87%	02/17/2029		7,558	7,331,147

					12,090,157

Containers & Glass Products–2.18%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	7.52%	03/11/2028		6,938	6,659,131

Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%) (Acquired 06/24/2020-12/02/2021; Cost $12,756,926)(f)	7.67%	11/21/2023		13,504	12,325,840

Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.86%	10/31/2023	EUR	10,364	8,114,088

Term Loan B-3 (3 mo. EURIBOR + 4.25%)	6.20%	10/31/2023	EUR	2,205	1,726,453

LABL, Inc. (Multi-Color), Term Loan B (1 mo. USD LIBOR + 5.00%)	9.07%	10/29/2028		16,967	16,172,984

Libbey Glass, Inc.
First Lien Term Loan (Acquired 11/25/2022; Cost $7,846,212)(d)(f)	8.20%	11/22/2027		8,428	7,827,564

Term Loan (Acquired 11/13/2020-01/13/2022; Cost $3,522,784)(f)(h)	–	11/13/2025		3,748	3,834,566

Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. USD LIBOR + 4.30%)	7.97%	07/07/2028		3,577	3,266,996

Mold-Rite Plastics LLC (Valcour Packaging LLC)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	7.98%	10/04/2028		4,019	3,577,121

Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	11.23%	10/04/2029		1,504	1,240,807

Pretium Packaging, Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	9.92%	10/01/2029		1,233	986,635

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Containers & Glass Products–(continued)
Refresco Group N.V. (Netherlands)
Term Loan B	8.18%	05/05/2029	GBP	819	$ 954,492

Term Loan B (TSFR1M + 4.25%)	8.52%	07/12/2029		$ 9,736	9,565,145

					76,251,822

Cosmetics & Toiletries–0.70%
Bausch and Lomb, Inc., Term Loan (TSFR1M + 3.25%)	7.15%	05/05/2027		18,936	18,003,553

Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	6.11%	04/05/2025		5,931	5,864,891

Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	6.61%	06/29/2028	EUR	832	751,355

					24,619,799

Drugs–0.16%
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	6.07%	11/15/2027		1,640	1,591,951

Perrigo Investments LLC, Term Loan B (TSFR1M + 2.50%)	6.69%	04/06/2029		4,055	4,009,357

					5,601,308

Ecological Services & Equipment–0.80%
Anticimex (Sweden), Term Loan B (1 mo. USD LIBOR + 3.50%)(d)	8.23%	11/16/2028		3,029	2,945,846

EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	7.42%	05/11/2025		7,498	6,996,448

GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	7.41%	05/30/2025		1,112	1,111,995

Groundworks LLC
Delayed Draw Term Loan(d)	8.75%	01/17/2026		224	219,811

Delayed Draw Term Loan(d)	9.07%	01/17/2026		6,788	6,652,243

Delayed Draw Term Loan(d)(e)	0.00%	01/17/2026		1,780	1,744,034

Term Loan(d)	9.07%	01/17/2026		398	389,854

OGF (France), Term Loan B-2 (3 mo. EURIBOR + 4.75%)	4.81%	12/31/2025	EUR	1,133	1,027,904

Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	03/20/2025		2,464	2,127,871

TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)	13.43%	11/02/2028		5,636	4,705,741

					27,921,747

Electronics & Electrical–9.93%
Altar BidCo, Inc., Second Lien Term Loan (TSFR1M + 5.60%)	7.35%	02/01/2030		1,428	1,206,235

AppLovin Corp., Term Loan B (3 mo. USD LIBOR + 3.00%)	6.67%	10/25/2028		7,572	7,124,601

Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	5.49%	10/02/2025	EUR	134	131,828

Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	8.07%	04/18/2025		7,434	7,185,730

CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%) (Acquired 12/09/2021-04/07/2022; Cost $7,785,603)(f)	8.78%	01/01/2028		7,883	7,236,311

CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	7.32%	04/06/2026		8,531	8,225,777

Delta Topco, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.84%	12/01/2027		16,489	15,511,802

Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	5.56%	12/09/2027	EUR	883	891,830

Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	6.63%	11/06/2023		6,649	4,711,044

Digi International, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)(d)	9.07%	11/01/2028		5,438	5,390,426

E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	6.64%	02/04/2028		3,352	3,306,102

Entegris, Inc., Term Loan B (TSFR1M + 3.00%)	5.60%	07/06/2029		9,574	9,513,118

ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	8.09%	05/06/2026		1,341	1,255,806

EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	07/01/2028		1,399	1,363,406

Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.87%	06/13/2024		12,729	11,550,537

Forcepoint, Term Loan (1 mo. USD LIBOR + 4.25%)	8.66%	01/07/2028		5,955	5,393,139

Go Daddy Operating Co. LLC, Term Loan B(h)	–	10/21/2029		497	495,991

Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	10.32%	07/07/2025		100	94,978

Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	12.42%	01/11/2027		5,160	4,003,151

Term Loan (3 mo. USD LIBOR + 4.00%)	8.59%	01/10/2026		4,908	3,980,121

Inetum (Granite Fin Bidco SAS) (France), Term Loan B	1.00%	10/17/2028	EUR	1,995	1,933,040

Infinite Electronics, Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	10.67%	03/02/2029		1,609	1,487,922

Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	6.88%	10/15/2028		4,431	4,356,890

Internap Corp., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)(d)	11.09%	05/08/2025		9,607	4,803,501

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Electronics & Electrical–(continued)
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (1 mo. SONIA + 6.00%)(d)	9.17%	08/17/2028	GBP	2,069	$ 2,466,790

Term Loan 1(d)	9.91%	08/17/2028		$ 2,682	2,625,869

LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	8.77%	08/28/2027		25,935	16,803,909

Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	9.42%	08/13/2028		14,097	11,559,335

McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	12.67%	07/27/2029		1,712	1,468,214

Term Loan B (1 mo. USD LIBOR + 4.75%)	9.17%	07/27/2028		2,510	2,268,369

McAfee LLC, First Lien Term Loan B (TSFR1M + 4.50%)	7.64%	03/01/2029		10,585	10,088,775

Mirion Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.63%	10/20/2028		8,013	7,885,623

Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)	10.29%	04/29/2026		13,623	12,726,502

Native Instruments (Germany), Term Loan(d)	6.78%	03/03/2028	EUR	5,364	5,319,257

NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	6.92%	08/28/2026		5,085	4,945,179

Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	8.17%	01/09/2026		6,787	6,606,378

Open Text Corp. (Canada), Incremental Term Loan B(h)	–	11/16/2029		14,483	14,099,723

Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	11.42%	01/31/2025		2,025	1,893,489

Term Loan (3 mo. USD LIBOR + 3.25%)	7.42%	02/01/2024		19,587	18,999,224

Philips Domestic Appliances (Nobel Bidco) (Netherlands), Term Loan	1.00%	06/23/2028	EUR	5,000	4,047,934

Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	8.32%	01/02/2025		7,441	6,994,411

Proofpoint, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	7.98%	08/31/2028		7,486	7,225,362

Quest Software US Holdings, Inc.
Second Lien Term Loan (TSFR1M + 7.50%)	11.59%	01/20/2030		938	580,221

Term Loan B (TSFR1M + 4.25%)	8.49%	01/19/2029		19,852	15,161,850

RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	04/24/2028		2,925	2,804,848

Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 12.54% Cash Rate (Acquired 12/06/2021-09/07/2022; Cost $24,329,779)(f)(g)	2.00%	12/08/2026		20,207	8,544,743

Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	8.17%	10/31/2025		4,068	3,891,372

Second Lien Term Loan	11.67%	11/02/2026		1,652	1,503,336

SonicWall U.S. Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.20%	05/18/2026		1,804	1,684,318

Term Loan (1 mo. USD LIBOR + 3.75%)	8.45%	05/16/2025		5,940	5,787,902

Synaptics, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.36%	12/15/2028		936	921,029

Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	7.82%	05/04/2026		7,091	6,925,134

Second Lien Term Loan (1 mo. USD LIBOR + 5.25%)	9.00%	05/03/2027		1,068	987,801

Term Loan (1 mo. USD LIBOR + 3.25%)	7.00%	05/04/2026		7,237	7,008,778

UST Holdings Ltd., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.79%	10/15/2028		5,490	5,398,933

Utimaco (Germany)
Term Loan B-1 (3 mo. SOFR + 6.00%)(d)	10.06%	10/30/2028		7,500	7,282,794

Term Loan B-2 (3 mo. EURIBOR + 6.00%)(d)	7.97%	10/30/2028	EUR	13,364	13,600,344

Veritas US, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	8.67%	09/01/2025		13,791	10,025,582

WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	8.92%	02/18/2027		6,831	6,651,331

					347,937,945

Financial Intermediaries–0.97%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	04/07/2028		19,076	18,250,282

Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	10.82%	07/20/2026		705	639,346

LendingTree, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	7.83%	09/15/2028		7,068	6,387,660

MoneyGram International, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	8.57%	07/21/2026		3,984	3,961,514

Stiphout Finance LLC, Incremental Term Loan (1 mo. EURIBOR + 3.75%)	5.24%	10/26/2025	EUR	6	6,077

Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	7.91%	02/18/2027		4,867	4,633,107

					33,877,986

Food Products–1.73%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	8.09%	12/18/2026		6,164	6,024,912

Biscuit International (France), Term Loan B	5.86%	02/14/2027	EUR	1,727	1,178,258

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Food Products-(continued)
Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	5.86%	02/15/2027	EUR	9,811	$ 6,692,056

Florida Food Products LLC
First Lien Term Loan (TSFR1M + 5.00%)(d)	9.02%	10/18/2028		$ 3,055	2,810,604

First Lien Term Loan (TSFR1M + 5.00%)(d)	9.07%	10/18/2028		20,678	19,023,254

Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	12.07%	10/08/2029		4,194	3,858,597

H-Food Holdings LLC
Incremental Term Loan B-2 (3 mo. USD LIBOR + 4.00%)	8.07%	05/23/2025		2,407	2,115,335

Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	9.07%	05/23/2025		738	647,487

Term Loan (3 mo. USD LIBOR + 3.69%)	7.76%	05/23/2025		7,852	6,849,961

Nomad Foods US LLC (United Kingdom), Term Loan B (TSFR1M + 3.75%)	8.23%	11/10/2029		2,212	2,201,327

Sigma Bidco B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.74%	07/02/2025	EUR	6,000	5,459,685

Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.90%	07/02/2025		732	667,227

United Natural Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	7.45%	10/22/2025		348	347,489

Valeo Foods (Jersey) Ltd. (United Kingdom), Term Loan B	1.00%	06/28/2028	GBP	2,711	2,650,880

					60,527,072

Food Service–0.83%
Areas Worldwide SA
Revolver Loan(d)	0.90%	01/02/2026	EUR	395	306,623

Revolver Loan(d)(e)	0.00%	01/02/2026		1,187	919,868

Euro Garages (Netherlands), Term Loan (3 mo. USD LIBOR + 4.00%)	7.67%	02/07/2025		4,347	3,986,171

Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR	14,436	12,256,885

US Foods, Inc., Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	6.82%	11/22/2028		4,865	4,842,444

Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.58%	04/13/2028		11,008	6,893,769

					29,205,760

Health Care–1.78%
athenahealth, Inc.
Delayed Draw Term Loan(e)	0.00%	02/15/2029		1,688	1,545,687

Term Loan B (TSFR1M + 3.50%)	7.41%	02/15/2029		9,929	9,092,137

Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	5.34%	02/22/2029	EUR	2,204	2,223,409

Dermatology Intermediate Holdings III, Inc.
Delayed Draw Term Loan (TSFR1M + 4.25%)	8.34%	03/31/2029		47	46,098

Delayed Draw Term Loan(e)	0.00%	03/31/2029		40	39,740

Term Loan B (TSFR1M + 4.25%)	8.34%	03/23/2029		468	458,086

embecta, Term Loan (TSFR1M + 3.00%)	6.55%	03/30/2029		46	43,965

Ethypharm (France), Term Loan B	6.69%	04/17/2028	GBP	2,378	2,357,266

Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	8.57%	02/04/2027		3,930	3,600,484

Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	6.13%	06/28/2024		2,775	2,742,020

Global Medical Response, Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	8.32%	03/14/2025		1,996	1,599,906

Term Loan (1 mo. USD LIBOR + 4.25%)	8.09%	10/02/2025		7,352	5,874,148

International SOS L.P., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.44%	09/07/2028		2,613	2,580,005

MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.07%	12/18/2028		10,740	9,719,714

Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.82%	12/17/2029		2,752	2,349,846

Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	5.86%	12/15/2027	EUR	10	10,397

Term Loan B-2 (3 mo. EURIBOR + 4.25%)	5.86%	12/15/2027	EUR	6	6,006

Nidda Healthcare Holding AG (Germany), Term Loan F (1 mo. USD LIBOR + 3.50%)	4.95%	08/21/2026	EUR	2,000	1,938,315

Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	6.19%	06/02/2028		4,095	4,064,423

Stamina BidCo B.V. (Synthon) (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)(d)	5.40%	11/02/2028	EUR	883	877,254

Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(d)	9.45%	11/24/2028		6,317	5,970,096

Veonet (Blitz F21-433 GmbH) (Germany), First Lien Term Loan(d)(h)	–	03/14/2029	EUR	762	763,297

Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	8.07%	08/27/2025		1,501	1,493,427

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Health Care–(continued)
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	7.87%	01/15/2028		$ 1,587	$ 1,494,545

Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)(d)	11.62%	01/15/2029		1,507	1,417,004

					62,307,275

Home Furnishings–1.91%
Hunter Douglas, Inc.
First Lien Term Loan (TSFR1M + 3.50%)	7.86%	02/09/2029		18,350	16,122,074

First Lien Term Loan (3 mo. EURIBOR + 4.00%)	5.90%	02/26/2029	EUR	8,249	7,617,766

Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.43%	09/25/2028		15,934	13,527,787

Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/22/2020-09/06/2022; Cost $8,133,508)(f)	10.79%	08/10/2023		8,206	7,993,063

Second Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/22/2020-03/18/2021; Cost $17,284,857)(f)	10.79%	08/10/2023		17,611	8,390,327

SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	7.60%	10/16/2028		9,313	7,345,705

TGP Holdings III LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.25%)	7.32%	06/29/2028		51	41,528

Delayed Draw Term Loan(e)	0.00%	06/29/2028		154	124,584

Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	06/29/2028		1,555	1,259,792

VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.50%	07/01/2029		2,063	1,777,801

Weber-Stephen Products LLC
Incremental Term Loan B (TSFR1M + 4.25%)	8.44%	10/30/2027		492	418,674

Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	10/30/2027		2,743	2,318,240

					66,937,341

Industrial Equipment–3.68%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	7.41%	10/08/2027		242	236,948

Apex Tool Group LLC, Term Loan B (TSFR1M + 5.25%)	9.15%	02/08/2029		8,291	7,227,548

CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)(d)	9.54%	12/20/2028		4,669	4,546,393

Deliver Buyer, Inc. (MHS Holdings), Term Loan B (TSFR1M + 5.50%)	9.05%	06/08/2029		8,477	7,025,566

DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	8.82%	12/16/2027		5,838	5,590,807

Engineered Machinery Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	7.42%	05/19/2028		84	81,931

Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)	9.67%	05/21/2029		754	702,343

Kantar (Summer BC Bidco) (United Kingdom)
Revolver Loan (1 mo. USD LIBOR + 3.00%)(d)	5.81%	06/04/2026		4,131	3,779,784

Revolver Loan(d)(e)	0.00%	06/04/2026		6,119	5,598,966

Term Loan B (1 mo. USD LIBOR + 5.00%)	8.14%	12/04/2026		10,286	9,571,937

Term Loan B-2 (1 mo. USD LIBOR + 4.50%)	8.17%	12/04/2026		7,976	7,379,278

Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	6.82%	06/21/2028		12,693	12,086,652

MKS Instruments, Inc., Term Loan B (TSFR1M + 2.75%)	6.76%	04/11/2029		5,785	5,659,356

New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	7.67%	03/08/2025		4,625	4,201,158

Robertshaw US Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	7.63%	02/28/2025		14,459	10,767,065

Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	12.13%	02/28/2026		3,526	2,174,253

Tank Holding Corp.
Revolver Loan(d)(h)	–	03/31/2028		18	17,747

Revolver Loan(d)(e)	0.00%	03/31/2028		904	869,601

Term Loan (TSFR1M + 6.00%)	11.00%	03/31/2028		13,818	13,247,977

Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	6.87%	07/31/2027		18,267	17,548,116

Victory Buyer LLC (Vantage Elevator)
Second Lien Term Loan B(d)	10.57%	11/19/2029		1,148	1,067,572

Term Loan B (1 mo. USD LIBOR + 3.75%)	7.32%	11/15/2028		11,270	9,607,441

					128,988,439

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Insurance–1.65%
Acrisure LLC
First Lien Term Loan (TSFR1M + 5.75%)(d)	9.92%	10/31/2029		$ 2,391	$ 2,376,307

Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	02/15/2027		17,521	16,455,163

Term Loan B (1 mo. USD LIBOR + 3.75%)	7.82%	02/15/2027		4,776	4,525,430

Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	8.32%	02/15/2027		4,138	3,988,338

Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	7.32%	05/09/2025		8,152	8,008,527

Term Loan (1 mo. USD LIBOR + 3.50%)	7.44%	11/06/2027		3,274	3,181,610

HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	7.23%	04/25/2025		3,514	3,461,778

Term Loan (3 mo. USD LIBOR + 3.00%)	6.98%	04/25/2025		1,261	1,239,567

Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	7.19%	09/01/2027		5,487	5,466,664

USI, Inc.
First Lien Term Loan(h)	–	11/16/2029		3,152	3,107,516

Term Loan (1 mo. USD LIBOR + 3.25%)	6.92%	12/02/2026		5,968	5,881,088

					57,691,988

Leisure Goods, Activities & Movies–4.46%
Alpha Topco Ltd. (United Kingdom), First Lien Term Loan (h)	–	01/15/2030		5,617	5,600,611

AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	6.86%	04/22/2026		11,212	6,299,697

Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	6.13%	10/18/2028		31,164	29,346,214

Term Loan (1 mo. USD LIBOR + 3.00%)	5.88%	06/30/2025		1,681	1,623,297

Crown Finance US, Inc.
Delayed Draw Term Loan (Acquired 09/14/2022-09/23/2022; Cost $1,576,647)(f)(i)	1.00%	09/07/2023		1,590	1,538,425

DIP Term Loan (Acquired 09/14/2022-09/23/2022; Cost $19,281,305)(f)(h)(i)	–	09/09/2023		20,507	19,845,682

Incremental Term Loan B-1 (Acquired 07/29/2021-05/10/2022; Cost $1,533,029)(f)(i)	1.00%	02/28/2025		6,236	6,734,453

Revolver Loan (Acquired 09/29/2021-10/18/2021; Cost $3,681,127)(f)(i)(j)	0.00%	03/02/2023		3,846	846,066

Revolver Loan(e)(i)	0.00%	03/02/2023		70	15,461

Term Loan (Acquired 02/09/2022-10/20/2022; Cost $3,858,961)(f)(i)(j)	0.00%	02/28/2025		5,451	1,216,920

Term Loan(i)(j)	0.00%	02/28/2025	EUR	1,928	442,049

Term Loan (Acquired 02/27/2020-07/26/2022; Cost $10,350,785)(f)(i)(j)	0.00%	09/30/2026		14,274	3,147,513

Term Loan B-1 (Acquired 12/09/2020-08/18/2022; Cost $19,527,062)(f)(i)	8.25%	05/23/2024		18,019	21,480,241

Term Loan B-2 (Acquired 10/18/2021-06/28/2022; Cost $5,914,801)(f)(i)	1.00%	05/23/2024		6,031	6,030,724

Dorna Sports S.L. (Spain), Term Loan B (3 mo. EURIBOR + 3.50%)	4.69%	03/30/2029	EUR	2,980	2,957,294

Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	7.49%	04/18/2025		2,900	2,680,458

Global University Systems (Netherlands), Term Loan B(h)	–	01/29/2027	EUR	1,035	943,116

Parques Reunidos (Piolin Bidco s.a.u) (Spain)
Revolver Loan(d)	1.05%	03/16/2026	EUR	1,101	1,014,059

Revolver Loan(d)(e)	0.00%	03/16/2026		1,540	1,418,393

Term Loan B (3 mo. EURIBOR + 3.75%)	3.98%	09/16/2026	EUR	7,934	7,760,475

Royal Caribbean Cruises
Revolver Loan(e)	0.00%	04/05/2024		8,070	7,558,645

Revolver Loan(e)	0.00%	04/05/2024		7,593	7,112,436

Scenic (Columbus Capital B.V.) (Australia), Term Loan B (3 mo. EURIBOR + 3.75%)	4.94%	02/27/2027	EUR	5,217	4,134,789

SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	7.13%	08/25/2028		7,014	6,893,929

Vue International Bidco PLC (United Kingdom)
First Lien Term Loan(d)(j)	0.00%	07/03/2025	GBP	2,500	1,694,884

Term Loan(d)	9.77%	06/30/2027	EUR	1,867	1,836,096

Term Loan B-1 (3 mo. EURIBOR + 4.75%)(j)	0.00%	07/03/2026	EUR	10,519	6,202,568

					156,374,495

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Lodging & Casinos–3.29%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	8.69%	02/02/2026		$ 6,627	$ 6,287,845

Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	02/02/2026		6,909	6,476,780

B&B Hotels S.A.S. (France), Term Loan B-3-A (3 mo. EURIBOR + 3.38%)	5.18%	07/31/2026	EUR	6,878	6,693,549

Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	7.13%	10/02/2028		5,848	5,572,041

Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	07/21/2025		311	309,012

Term Loan B (3 mo. USD LIBOR + 2.75%)	6.82%	12/23/2024		5,298	5,270,845

Everi Payments, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	6.57%	07/31/2028		7,728	7,660,545

Fertitta Entertainment LLC (Golden Nugget), Term Loan (TSFR1M + 4.00%)	8.09%	01/31/2029		7,013	6,706,614

Flutter Financing B.V. (Stars Group), Term Loan B (TSFR1M + 3.25%)	6.78%	07/04/2028		8,119	8,073,193

Four Seasons Hotels Ltd. (Canada), First Lien Term Loan(h)	–	11/30/2029		1,655	1,654,439

GVC Finance LLC
First Lien Term Loan (TSFR1M + 3.50%)	7.51%	10/31/2029		5,062	5,022,558

Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	6.17%	03/16/2027		5,489	5,424,024

Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	08/02/2028		438	434,645

HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.28%	09/12/2025	EUR	11,885	10,674,941

Term Loan C	4.53%	09/30/2027	EUR	10,722	9,581,527

Term Loan D (3 mo. EURIBOR + 5.50%)	6.75%	09/12/2027	EUR	14,533	13,299,183

Penn National Gaming, Inc., Term Loan B (TSFR1M + 2.75%)	6.94%	05/03/2029		7,886	7,793,754

Scientific Games International, Inc., Term Loan (TSFR1M + 3.00%)	6.90%	04/07/2029		5,007	4,920,369

Scientific Games Lottery
Term Loan B (3 mo. EURIBOR + 4.00%)	5.19%	01/31/2029	EUR	1,727	1,715,619

Term Loan B(h)	–	04/04/2029		1,922	1,840,288

					115,411,771

Nonferrous Metals & Minerals–0.54%
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 17.33% Cash Rate (g)	3.00%	09/16/2025		2,012	2,022,022

American Rock Salt Co. LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	11.32%	06/11/2029		369	354,095

AZZ, Inc., First Lien Term Loan(h)	–	05/06/2029		6,527	6,516,395

Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.50%)	9.20%	07/19/2025		5,124	4,393,819

Term Loan (1 mo. USD LIBOR + 9.00%)	13.70%	10/22/2025		3,257	2,694,846

Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	8.41%	03/16/2027		3,236	3,122,942

					19,104,119

Oil & Gas–2.30%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	7.94%	05/21/2025		10,377	10,341,932

Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	10.60%	08/25/2026		6,941	5,758,303

McDermott International Ltd.
LOC(e)	0.00%	06/30/2024		15,188	12,377,969

LOC (3 mo. USD LIBOR + 4.00%)(d)	7.74%	06/30/2024		7,455	6,000,941

PIK Term Loan, 3.00% PIK Rate, 5.07% Cash Rate(g)	3.00%	06/30/2025		3,924	2,114,228

Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	06/30/2024		425	276,486

Petroleum GEO-Services ASA (Norway)
Term Loan (3 mo. SOFR + 6.75%)(d)	10.30%	03/18/2024		1,752	1,703,830

Term Loan (1 mo. USD LIBOR + 7.50%)	11.18%	03/19/2024		12,937	12,355,262

QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021-10/14/2022; Cost $24,018,796)(f)	12.07%	08/27/2026		24,444	24,382,345

TransMontaigne Partners LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	7.52%	11/17/2028		5,445	5,346,378

					80,657,674

Publishing–3.09%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	8.02%	08/12/2028		1,232	1,218,656

Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%) (Acquired 06/29/2021-06/01/2022; Cost $20,474,091)(f)	7.81%	06/29/2026		20,706	19,075,575

Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	08/21/2026		16,863	15,476,532

Dotdash Meredith, Inc., Term Loan B (TSFR1M + 4.00%)	7.84%	12/01/2028		20,181	17,557,877

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Publishing–(continued)
Harbor Purchaser, Inc.
Second Lien Term Loan(d)	12.59%	03/31/2030		$9,822	$8,692,276

Term Loan B (TSFR1M + 5.25%)	9.44%	03/31/2029		14,464	13,704,317

McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.82%	07/30/2028		19,684	18,857,181

Micro Holding L.P.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	7.82%	09/13/2024		586	571,542

Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	09/13/2024		13,275	12,948,623

					108,102,579

Radio & Television–1.53%
Diamond Sports Holdings LLC
First Lien Term Loan (TSFR1M + 8.00%)	11.89%	05/25/2026		7,917	7,520,679

Second Lien Term Loan (TSFR1M + 3.25%)	7.14%	08/24/2026		9,709	1,595,949

E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	01/07/2028		3,699	3,604,692

Gray Television, Inc., Term Loan D (1 mo. USD LIBOR + 3.00%)	6.77%	12/01/2028		7,368	7,193,681

iHeartCommunications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	7.32%	05/01/2026		1,359	1,278,028

Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	05/01/2026		12,221	11,484,626

Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	6.58%	09/30/2026		5,143	4,940,164

Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	7.08%	04/01/2028		12,459	11,745,812

Term Loan B-4 (TSFR1M + 3.75%)	7.94%	04/21/2029		2,176	2,078,492

Univision Communications, Inc.
Term Loan B(h)	–	05/05/2028		1,275	1,244,496

Term Loan C(h)	–	03/15/2026		969	954,465

					53,641,084

Retailers (except Food & Drug)–2.23%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	7.82%	03/06/2028		13,461	12,976,527

CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	7.24%	11/08/2027		11,106	10,782,677

Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.49%	11/06/2028		1,881	1,789,682

Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	1,488	1,345,054

Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	858	775,989

Term Loan B-3	5.73%	04/08/2026	EUR	1,724	1,558,951

Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	2,624	2,372,334

Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	585	528,760

Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	6.92%	03/02/2028		6,967	6,765,622

PetSmart LLC, Term Loan(e)	0.00%	02/11/2028		18,923	18,253,656

Rent-A-Center, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	7.69%	02/17/2028		6,657	6,416,121

Restoration Hardware, Inc.
Term Loan B (1 mo. USD LIBOR + 2.50%)	6.57%	10/20/2028		3,263	3,083,551

Term Loan B (TSFR1M + 3.25%)	7.44%	10/20/2028		1,064	1,011,230

Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	9.17%	04/21/2028		10,864	10,565,605

					78,225,759

Structured Products–0.08%
Madison Park Funding XVIII Ltd. (Cayman Islands), Series 2015-18A, Class ER (k)	10.63%	10/21/2030		3,150	2,760,376

Surface Transport–1.96%
American Trailer World Corp., First Lien Term Loan (TSFR1M + 3.75%)	7.94%	03/03/2028		3,881	3,498,002

ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	7.38%	05/07/2028		3,186	2,504,265

Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.32%	09/30/2028		3,737	3,401,780

First Student Bidco, Inc.
Delayed Draw Term Loan (TSFR1M + 4.00%)	7.65%	07/21/2028		721	695,404

Incremental Term Loan B (TSFR1M + 4.00%)	7.65%	07/21/2028		10,380	10,013,824

Term Loan B (1 mo. USD LIBOR + 3.00%)	6.64%	07/21/2028		14,056	13,250,420

Term Loan C (1 mo. USD LIBOR + 3.00%)	6.64%	07/21/2028		5,228	4,928,055

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Surface Transport–(continued)
Hurtigruten (Explorer II AS) (Norway)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.91%	02/24/2025	EUR	14,280	$11,801,473

Term Loan C (3 mo. EURIBOR + 8.00%)	8.27%	06/16/2023	EUR	2,000	1,873,600

Term Loan D (3 mo. EURIBOR + 8.00%)	9.30%	06/22/2023	EUR	1,505	1,405,946

Novae LLC, Term Loan B (TSFR1M + 5.00%)	9.70%	12/22/2028		$2,550	2,320,585

PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	04/01/2028		9,427	9,025,092

STG - XPOI Opportunity, Term Loan B (TSFR1M + 6.00%)	10.19%	04/30/2028		4,057	3,853,782

					68,572,228

Telecommunications–6.43%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 12/21/2017-04/27/2022; Cost $21,515,812)(f)	8.12%	12/15/2027		21,667	10,400,042

Term Loan B-2 (1 mo. USD LIBOR + 4.00%) (Acquired 02/17/2021-01/12/2022; Cost $6,126,272)(f)	7.87%	12/15/2027		6,107	2,931,572

Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	7.12%	11/30/2027		3,191	3,125,926

CCI Buyer, Inc., Term Loan (TSFR1M + 3.75%)	7.55%	12/17/2027		15,858	15,366,317

CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	6.32%	03/15/2027		23,684	22,514,823

Colorado Buyer, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.00%)	8.36%	05/01/2024		2,477	2,195,850

Term Loan (3 mo. USD LIBOR + 3.00%)	7.36%	05/01/2024		926	820,611

Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.52%	04/27/2027		10,393	10,185,589

Eagle Broadband Investments LLC (Mega Broadband), Term Loan (1 mo. USD LIBOR + 3.00%)	6.69%	11/12/2027		3,684	3,557,165

Frontier Communications Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.44%	05/01/2028		39	37,556

II-VI, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	6.59%	12/15/2028		10,292	10,217,873

Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	7.58%	12/11/2026		4,175	4,130,197

Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (TSFR1M + 4.25%)	7.44%	02/01/2029		29,646	28,697,489

Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	5.82%	03/01/2027		2,677	2,553,105

MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan (Acquired 10/18/2022; Cost $21,741,330)(f)	10.63%	11/01/2027		23,471	19,480,488

First Lien Term Loan (Acquired 10/18/2022; Cost $6,747,161)(d)(f)	13.18%	11/01/2027		8,152	5,706,310

Term Loan (Acquired 10/18/2022; Cost $9,621,878)(f)	11.01%	11/01/2027		9,986	9,811,587

Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	09/25/2026		14,214	12,524,314

Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	7.17%	12/07/2026		15,834	7,992,381

Viasat, Inc., First Lien Term Loan B (1 mo. SOFR + 4.50%)	8.70%	02/23/2029		9,291	9,074,368

Voyage Digital (NC) Ltd., Term Loan B (TSFR1M + 4.50%)(d)	8.78%	03/03/2029		6,029	5,908,531

Windstream Services LLC, Term Loan B (TSFR1M + 6.25%)	10.44%	09/21/2027		18,474	16,977,434

Zayo Group LLC
Incremental Term Loan (TSFR1M + 4.25%)	8.34%	03/09/2027		10,823	8,514,265

Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	03/09/2027		16,532	12,564,538

					225,288,331

Utilities–2.19%
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	7.40%	05/14/2027		3,859	3,850,349

Brookfield WEC Holdings, Inc.
Incremental Term Loan(h)	–	08/01/2025		9,730	9,680,982

Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	08/01/2025		3,311	3,255,385

Calpine Corp., Term Loan (1 mo. USD LIBOR + 2.50%)	6.58%	12/16/2027		3,265	3,239,696

Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.42%	10/02/2025		8,798	7,494,555

Frontera Generation Holdings LLC
First Lien Term Loan (Prime Rate + 13.00%)(d)	16.67%	07/28/2026		4,165	4,185,804

Second Lien Term Loan (Prime Rate + 1.50%)(d)	5.17%	07/28/2028		4,043	1,010,645

Generation Bridge LLC
Term Loan B (1 mo. USD LIBOR + 5.00%)	8.67%	12/01/2028		2,685	2,668,282

Term Loan C (1 mo. USD LIBOR + 5.00%)	8.67%	12/01/2028		56	56,009

Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.87%	11/09/2026		6,688	6,537,976

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Utilities–(continued)
KAMC Holdings, Inc., First Lien Term Loan B(h)	–	08/14/2026	$374	$304,918

Lightstone Holdco LLC
Term Loan B (1 mo. SOFR + 5.75%)	9.83%	02/01/2027	11,330	10,398,472

Term Loan C (1 mo. SOFR + 5.75%)	9.83%	02/01/2027	638	585,196

Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	8.32%	05/16/2024	6,246	4,813,004

Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	7.27%	06/23/2028	4,601	4,350,428

Pike Corp., Term Loan (TSFR1M + 3.50%)	7.59%	01/21/2028	1,602	1,586,481

Talen Energy Supply LLC
DIP Term Loan (TSFR1M + 4.75%)	9.01%	11/11/2023	5,859	5,883,139

DIP Term Loan(h)	–	09/30/2024	3,373	4,064,700

USIC Holding, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	05/12/2028	3,039	2,922,125

				76,888,146

Total Variable Rate Senior Loan Interests (Cost $3,162,888,599)				2,907,276,864

	Shares
Common Stocks & Other Equity Interests–6.05%(l)
Building & Development–0.00%
Haya (Holdco2 PLC/Real Estate SAU)(d)	12,156	0

Business Equipment & Services–0.84%
Checkout Holding Corp.	245,192	82,752

iQor US, Inc., Term Loan	451,676	3,613,408

My Alarm Center LLC, Class A(d)(m)	162,067	25,849,729

		29,545,889

Containers & Glass Products–0.25%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $3,769,108)(f)	864,916	8,649,160

Electronics & Electrical–0.02%
Fusion Connect, Inc.(d)	113	1

Fusion Connect, Inc., Wts., expiring 01/14/2040(d)(m)	1,052,649	10,526

Internap Corp.(d)	2,426,706	485,341

Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $1,900,489)(d)(f)	113,462	28,933

Sungard Availability Services Capital, Inc.(d)	37,318	4,851

		529,652

Industrial Equipment–0.16%
North American Lifting Holdings, Inc.(m)	679,193	5,518,443

Leisure Goods, Activities & Movies–0.00%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(d)(f)(i)	781,854	47,117

Oil & Gas–4.66%
Aquadrill LLC (Acquired 05/27/2021; Cost $8,401,434)(f)	271,014	11,179,328

Harvey Gulf International Marine LLC(d)(m)	116,926	2,630,835

Larchmont Resources LLC(d)(m)	809,553	809,553

McDermott International Ltd.(d)	789,865	337,667

QuarterNorth Energy, Inc. (Acquired 06/02/2021-10/29/2021; Cost $27,641,655)(d)(f)(m)	671,335	133,924,619

Sabine Oil & Gas Holdings, Inc.(d)(n)	18,025	12,258

Southcross Energy Partners L.P. (Acquired 07/30/2014-10/29/2020; Cost $29,026,224)(d)(f)(m)	2,914,935	21,862

Tribune Resources, Inc.(m)	5,811,199	14,403,057

Tribune Resources, Inc., Wts., expiring 04/03/2023(d)(m)	1,504,557	37,614

		163,356,793

Surface Transport–0.12%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $1,838,610)(f)	35,397	1,380,483

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 01/31/2020-08/12/2022; Cost $0)(f)(m)	1,384,560	649,013

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Shares	Value

Surface Transport–(continued)
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-08/12/2022; Cost $0)(f)(m)	1,001,150	$625,719

Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-08/25/2020; Cost $1,932,877)(f)(m)	37,211	1,451,229

		4,106,444

Utilities–0.00%
Frontera Generation Holdings LLC(d)(m)	295,967	4,440

Total Common Stocks & Other Equity Interests (Cost $197,321,453)		211,757,938

	Interest Rate	Maturity Date		Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–3.49%(o)
Automotive–0.21%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(k)(p)	11.25%	04/19/2026	SEK	71,250	6,462,254

Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(k)(p)	5.67%	09/30/2028	EUR	1,369	1,078,088

					7,540,342

Building & Development–0.20%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(k)(p)	6.38%	01/15/2027	EUR	750	734,891

Haya Holdco 2 PLC (Spain) (3 mo. EURIBOR + 9.00%)(p)	10.95%	11/30/2025	EUR	10,241	6,180,861

					6,915,752

Cable & Satellite Television–0.14%
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	3,744	3,010,152

Altice France Holding S.A. (Luxembourg) (Acquired 02/02/2021; Cost $3,338,418)(f)	4.00%	02/15/2028	EUR	2,852	2,012,845

					5,022,997

Chemicals & Plastics–0.07%
Herens Midco S.a.r.l. (Luxembourg)(k)	5.25%	05/15/2029	EUR	3,268	2,364,891

Electronics & Electrical–0.29%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(k)(p)	6.25%	02/15/2029	EUR	3,666	3,714,799

Nobel Bidco B.V. (Netherlands)(k)	3.13%	06/15/2028	EUR	9,070	6,426,641

					10,141,440

Financial Intermediaries–1.07%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(k)(p)	6.64%	08/01/2024	EUR	13,583	12,150,683

Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	2,100	1,756,114

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(p)	7.95%	05/01/2026	EUR	10,341	9,469,544

Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	1,000	836,245

Kane Bidco Ltd. (United Kingdom)(k)	5.00%	02/15/2027	EUR	976	832,016

Kane Bidco Ltd. (United Kingdom)(k)	6.50%	02/15/2027	GBP	1,219	1,208,172

Sherwood Financing PLC (United Kingdom)(k)	4.50%	11/15/2026	EUR	1,391	1,150,288

Sherwood Financing PLC (United Kingdom)(k)	6.00%	11/15/2026	GBP	1,404	1,295,730

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(k)(p)	6.39%	11/15/2027	EUR	9,180	8,713,264

					37,412,056

Food Products–0.09%
Sigma Holdco B.V. (Netherlands)(k)	5.75%	05/15/2026	EUR	4,056	3,035,804

Home Furnishings–0.39%
Ideal Standard International S.A. (Belgium)(k)	6.38%	07/30/2026	EUR	2,054	1,056,428

Very Group Funding PLC (The) (United Kingdom)(k)	6.50%	08/01/2026	GBP	14,141	12,589,143

					13,645,571

Industrial Equipment–0.10%
Summer (BC) Holdco A S.a.r.l. (Luxembourg)(k)	9.25%	10/31/2027	EUR	4,486	3,664,949

Leisure Goods, Activities & Movies–0.07%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(k)(p)	5.75%	06/15/2027	EUR	1,363	1,304,658

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Leisure Goods, Activities & Movies–(continued)
Deuce Finco PLC (United Kingdom)(k)	5.50%	06/15/2027	GBP	1,363	$1,319,068

					2,623,726

Lodging & Casinos–0.15%
TVL Finance PLC (United Kingdom) (3 mo. SONIA + 5.38%)(k)(p)	8.18%	07/15/2025	GBP	4,491	5,155,673

Retailers (except Food & Drug)–0.44%
Douglas GmbH (Germany)(k)	6.00%	04/08/2026	EUR	5,000	4,343,725

Douglas GmbH (Germany)(k)	6.00%	04/08/2026	EUR	6,486	5,634,680

Kirk Beauty SUN GmbH 9.00% PIK Rate, 8.25% Cash Rate (Germany)(g)(k)	9.00%	10/01/2026	EUR	8,485	5,425,702

					15,404,107

Surface Transport–0.27%
Zenith Finco PLC (United Kingdom)(k)	6.50%	06/30/2027	GBP	9,042	8,673,074

Zenith Finco PLC (United Kingdom)(k)	6.50%	06/30/2027	GBP	752	721,318

					9,394,392

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $157,209,117)					122,321,700

U.S. Dollar Denominated Bonds & Notes–2.01%
Aerospace & Defense–0.14%
Castlelake Aviation Finance DAC (k)	5.00%	04/15/2027		$5,800	4,939,662

Building & Development–0.38%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (k)	5.75%	05/15/2026		5,180	4,989,479

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	4.50%	04/01/2027		9,367	8,217,681

					13,207,160

Business Equipment & Services–0.19%
ADT Security Corp. (The) (k)	4.13%	08/01/2029		4,743	4,145,643

Advantage Sales & Marketing, Inc.(k)	6.50%	11/15/2028		3,334	2,615,523

					6,761,166

Cable & Satellite Television–0.62%
Altice Financing S.A. (Luxembourg) (Acquired 06/09/2022; Cost $1,222,413)(f)(k)	5.75%	08/15/2029		1,414	1,157,896

Altice Financing S.A. (Luxembourg) (Acquired 03/02/2020-08/12/2022; Cost $12,314,964)(f)(k)	5.00%	01/15/2028		13,121	10,723,990

Altice France Holding S.A. (Luxembourg) (Acquired 11/29/2022; Cost $1,186,720)(f)(k)	8.00%	05/15/2027	EUR	1,507	1,199,097

Altice France S.A. (France)(k)	5.50%	10/15/2029		6,838	5,491,871

Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030		3,741	3,129,368

					21,702,222

Chemicals & Plastics–0.17%
SK Invictus Intermediate II S.a.r.l. (Luxembourg) (k)	5.00%	10/30/2029		7,312	5,858,118

Food Service–0.07%
WW International, Inc. (k)	4.50%	04/15/2029		4,476	2,589,769

Health Care–0.05%
Global Medical Response, Inc. (k)	6.50%	10/01/2025		2,186	1,648,889

Nonferrous Metals & Minerals–0.04%
SCIH Salt Holdings, Inc. (k)	4.88%	05/01/2028		1,735	1,551,593

Publishing–0.15%
McGraw-Hill Education, Inc. (k)	5.75%	08/01/2028		5,923	5,275,142

Radio & Television–0.03%
Diamond Sports Group LLC/Diamond Sports Finance Co. (k)	5.38%	08/15/2026		6,116	1,001,703

Telecommunications–0.17%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (k)	7.75%	08/15/2028		6,818	5,974,102

Total U.S. Dollar Denominated Bonds & Notes (Cost $85,157,599)					70,509,526

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Shares	Value

Preferred Stocks–1.96%(l)
Containers & Glass Products–0.07%
Libbey Glass, Inc., Pfd.(d)	20,154	$2,337,797

Electronics & Electrical–0.01%
Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(d)(f)	174,464	174,464

Riverbed Technology, Inc., Pfd.(d)	49,182	49,182

		223,646

Nonferrous Metals & Minerals–1.24%
ACNR Holdings, Inc., Pfd.	68,978	43,456,140

Oil & Gas–0.10%
McDermott International Ltd., Pfd.(d)	4,210,008	2,736,505

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-10/31/2019; Cost $11,607,048)(d)(f)(m)	11,609,066	638,499

		3,375,004

Surface Transport–0.54%
Commercial Barge Line Co., Series A, Pfd. (Acquired 01/31/2020-08/25/2020; Cost $4,105,181)(f)	131,713	3,391,610

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/01/2021; Cost $4,315,155)(f)(m)	138,456	3,565,242

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $3,389,672)(f)	142,554	7,127,700

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-02/17/2021; Cost $2,380,533)(f)(m)	100,115	5,005,750

		19,090,302

Total Preferred Stocks (Cost $30,323,462)		68,482,889

	Interest Rate	Maturity Date		Principal Amount (000)(a)
Asset-Backed Securities–0.32%
Structured Products–0.32%
Babson Euro CLO B.V., Series 2021-1A, Class E (Ireland) (3 mo. EURIBOR + 7.05%) (k)(o)(p)	8.55%	04/24/2034	EUR	977	828,024

Carlyle Euro CLO, Series 2022-5A, Class D (Ireland) (3 mo. EURIBOR + 7.63%)(k)(o)(p)	9.74%	10/25/2035	EUR	537	489,902

CIFC Funding Ltd., Series 2014-4RA, Class DR (Cayman Islands) (3 mo. USD LIBOR + 7.00%)(k)(p)	11.08%	01/17/2035		$1,250	1,061,299

CVC Cordatus Loan Fund XXIII, Series 23A, Class E (Ireland) (3 mo. EURIBOR + 7.26%)(k)(o)(p)	8.80%	04/25/2036	EUR	2,873	2,530,408

Jubilee CLO, Series 2018-21A, Class E-R (Ireland) (3 mo. EURIBOR + 6.07%)(k)(o)(p)	7.45%	04/15/2035	EUR	1,959	1,625,946

Madison Park Funding XXX Ltd., Series 2018-30A, Class E (Cayman Islands) (3 mo. USD LIBOR + 4.95%)(k)(p)	9.03%	04/15/2029		3,275	2,946,796

Regatta XIV Funding Ltd., Series 2018-3A, Class E (Cayman Islands) (3 mo. USD LIBOR + 5.95%)(k)(p)	10.31%	10/25/2031		2,200	1,853,779

Total Asset-Backed Securities (Cost $13,175,297)					11,336,154

Municipal Obligations–0.36%
Arizona–0.36%
Arizona (State of) Industrial Development Authority, Series 2022, RB (Acquired 02/22/2022; Cost $13,738,531) (Cost $13,738,531)(f)(k)	9.00%	01/01/2028		15,101	12,653,606

	Shares
Money Market Funds–3.84%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(m)(q)	82,966,895	82,966,895

Invesco Treasury Portfolio, Institutional Class, 3.76%(m)(q)	51,625,264	51,625,264

Total Money Market Funds (Cost $134,592,159)		134,592,159

TOTAL INVESTMENTS IN SECURITIES–101.01% (Cost $3,794,406,217)		3,538,930,836

OTHER ASSETS LESS LIABILITIES–(1.01)%		(35,349,131)

NET ASSETS–100.00%		$3,503,581,705

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

Investment Abbreviations:

CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(f)	Restricted security. The aggregate value of these securities at November 30, 2022 was $481,557,011, which represented 13.74% of the Fund’s Net Assets.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	This variable rate interest will settle after November 30, 2022, at which time the interest rate will be determined.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $13,550,000, which represented less than 1% of the Fund’s Net Assets.

(k)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $211,387,656, which represented 6.03% of the Fund’s Net Assets.

(l)	Securities acquired through the restructuring of senior loans.
(m)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2022	Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$110,290,453	$106,645,326	$(133,968,884)	$ -	$-	$ 82,966,895	$ 806,660

Invesco Treasury Portfolio, Institutional Class	69,840,969	71,096,884	(89,312,589)	-	-	51,625,264	334,034

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2022	Income

Investments in Other Affiliates:
Commercial Barge Line Co., Wts., expiring 04/27/2045	$ 725,614	$ -	$ -	$ 725,615	$-	$1,451,229	$ -

Commercial Barge Line Co., Series A, Pfd., Wts.,expiring 04/27/2045	3,484,453	-	-	80,789	-	3,565,242	-

Commercial Barge Line Co., Series B, Pfd., Wts.,expiring 04/27/2045	4,880,606	-	-	125,144	-	5,005,750	-

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030	584,111	-	-	64,902	-	649,013	-

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045	563,147	-	-	62,572	-	625,719	-

Frontera Generation Holdings LLC	92,490	-	-	(88,050)	-	4,440	-

Fusion Connect, Inc., Wts., expiring 01/14/2040	10,526	-	-	-	-	10,526	-

Harvey Gulf International Marine LLC	2,747,761	-	-	(116,926)	-	2,630,835	-

Larchmont Resources LLC	809,553	-	-	-	-	809,553	-

My Alarm Center LLC, Class A	25,849,729	-	-	-	-	25,849,729	-

North American Lifting Holdings, Inc.	6,791,930	-	-	(1,273,487)	-	5,518,443	-

QuarterNorth Energy, Inc.	80,784,090	-	-	53,140,529	-	133,924,619	2,080,266

Southcross Energy Partners L.P., Series A, Pfd.	870,680	-	-	(232,181)	-	638,499	925,089

Southcross Energy Partners L.P.	87,448	-	-	(65,586)	-	21,862	-

Tribune Resources, Inc., Wts., expiring 04/03/2023	37,614	-	-	-	-	37,614	-

Tribune Resources, Inc.	16,163,850	-	-	(1,760,793)	-	14,403,057	639,232

Total	$324,615,024	$177,742,210	$(223,281,473)	$50,662,528	$-	$329,738,289	$4,785,281

(n)	Non-income producing security.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022. (q) The rate shown is the 7-day SEC standardized yield as of November 30, 2022.

Open Forward Foreign Currency Contracts

Settlement Date			Contract to			Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

Currency Risk

12/30/2022	Barclays Bank PLC	USD	96,779,477	EUR	93,105,802	$344,323

12/30/2022	Barclays Bank PLC	USD	23,351,988	GBP	19,414,527	72,868

12/30/2022	Barclays Bank PLC	USD	6,488,028	SEK	68,255,188	25,440

01/31/2023	Citibank N.A.	GBP	19,344,900	USD	23,387,399	25,840

12/30/2022	Morgan Stanley Capital Services LLC	USD	2,996,389	EUR	3,000,000	133,076

12/30/2022	Morgan Stanley Capital Services LLC	USD	3,935,211	GBP	3,358,234	116,711

12/30/2022	State Street Bank & Trust Co.	USD	96,513,474	EUR	93,105,802	610,326

12/30/2022	State Street Bank & Trust Co.	USD	2,114,529	GBP	1,772,610	24,238

12/30/2022	Toronto Dominion Bank (The)	USD	95,045,460	EUR	91,716,163	628,731

01/31/2023	Toronto Dominion Bank (The)	GBP	19,344,786	USD	23,371,243	9,820

Subtotal–Appreciation						1,991,373

Currency Risk

12/30/2022	Barclays Bank PLC	EUR	88,574,147	USD	87,858,910	(4,537,670)

12/30/2022	Barclays Bank PLC	GBP	20,332,965	USD	22,996,996	(1,536,013)

01/31/2023	Barclays Bank PLC	EUR	93,105,802	USD	97,059,726	(288,774)

01/31/2023	Barclays Bank PLC	GBP	19,344,899	USD	23,296,246	(65,313)

01/31/2023	Barclays Bank PLC	SEK	68,311,031	USD	6,514,743	(17,362)

12/30/2022	BNP Paribas S.A.	EUR	89,916,179	USD	89,165,334	(4,631,195)

12/30/2022	Canadian Imperial Bank of Commerce	EUR	3,688,474	USD	3,824,726	(22,925)

12/30/2022	Canadian Imperial Bank of Commerce	GBP	621,195	USD	729,446	(20,065)

01/31/2023	Canadian Imperial Bank of Commerce	EUR	757,475	USD	788,532	(3,461)

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date			Contract to			Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

12/30/2022	Citibank N.A.	USD	23,443,760	GBP	19,414,528	$ (18,904)

12/30/2022	Morgan Stanley Capital Services LLC	EUR	2,500,000	USD	2,566,855	(41,033)

12/30/2022	Morgan Stanley Capital Services LLC	GBP	21,373,840	USD	24,121,652	(1,667,238)

12/30/2022	Morgan Stanley Capital Services LLC	SEK	697,537	USD	65,237	(1,328)

12/30/2022	Royal Bank of Canada	SEK	67,557,651	USD	6,053,038	(393,865)

12/30/2022	State Street Bank & Trust Co.	EUR	6,332,787	USD	6,403,181	(202,898)

01/31/2023	State Street Bank & Trust Co.	EUR	93,105,802	USD	96,792,791	(555,709)

12/30/2022	Toronto Dominion Bank (The)	EUR	89,916,179	USD	89,222,206	(4,574,323)

12/30/2022	Toronto Dominion Bank (The)	GBP	20,641,040	USD	23,339,134	(1,565,587)

12/30/2022	Toronto Dominion Bank (The)	USD	22,937,931	GBP	19,009,141	(2,200)

01/31/2023	Toronto Dominion Bank (The)	EUR	91,716,163	USD	95,320,608	(574,930)

Subtotal–Depreciation						(20,720,793)

Total Forward Foreign Currency Contracts						$(18,729,420)

Abbreviations:

EUR GBP SEK USD	– Euro – British Pound Sterling – Swedish Krona – U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$ –	$2,666,351,060	$240,925,804	$2,907,276,864

Common Stocks & Other Equity Interests	–	47,552,592	164,205,346	211,757,938

Non-U.S. Dollar Denominated Bonds & Notes	–	122,321,700	–	122,321,700

U.S. Dollar Denominated Bonds & Notes	–	70,509,526	–	70,509,526

Preferred Stocks	–	62,546,442	5,936,447	68,482,889

Municipal Obligations	–	12,653,606	–	12,653,606

Asset-Backed Securities	–	11,336,154	–	11,336,154

Money Market Funds	134,592,159	–	–	134,592,159

Total Investments in Securities	134,592,159	2,993,271,080	411,067,597	3,538,930,836

Other Investments - Assets*

Investments Matured	–	–	8,239,136	8,239,136

Forward Foreign Currency Contracts	–	1,991,373	–	1,991,373

	–	1,991,373	8,239,136	10,230,509

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(20,720,793)	–	(20,720,793)

Total Other Investments	–	(18,729,420)	8,239,136	(10,490,284)

Total Investments	$134,592,159	$2,974,541,660	$419,306,733	$3,528,440,552

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended November 30, 2022:

	Value 08/31/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/22

Variable Rate Senior Loan Interests	$290,176,775	$23,461,256	$(24,824,416)	$424,929	$(2,827,501)	$(679,193)	$66,678,973	$(111,485,019)	$240,925,804

Common Stocks & Other Equity Interests	48,978,198	–	(1,979,184)	–	(79,225)	52,999,868	81,289,196	(17,003,507)	164,205,346

Investments Matured	–	–	–	66,883	–	(66,883)	8,239,136	–	8,239,136

Preferred Stocks	3,607,185	–	–	–	–	(1,318,223)	3,647,485	–	5,936,447

Total	$342,762,158	$23,461,256	$(26,803,600)	$491,812	$(2,906,726)	$50,935,569	$159,854,790	$(128,488,526)	$419,306,733

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Senior Floating Rate Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 11/30/22	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used

QuarterNorth Energy, Inc.	$133,924,619	Bid Offer	Bid Offer Price	N/A	$199.49	(a)

(a)

QuarterNorth Energy, Inc. publicly announced that it has engaged a financial advisor to pursue a sale of the company. The Adviser values the common shares at the first round of bids for the sale of the business. The Adviser periodically reviews the financial statements and monitors such investments for additional market information of the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Senior Floating Rate Fund